Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2025
Stockholders' Equity [Abstract]
Ordinary Shares

After the transactions described above  Murano Global Investments has 79,718,832 ordinary shares in issue as of December 31, 2025 broken down as follows:

	Number of shares	% of all ordinary shares

Beneficiary owner 5% or above
Elias Sacal Cababie	69,152,609	86.75%
HCM Investor Holdings, LLC and former HCM directors (Shawn Matthews and other directors)	8,812,500	11.05%

Beneficiary owners below 5%
Others	1,753,723	2.20%

Total shares December 31, 2025	79,718,832	100.00%
As of December 31, 2024, Murano Global Investments has 79,305,736 ordinary shares as follows:

	Number of shares	% of all ordinary shares

Beneficiary owner 5% or above
Elias Sacal Cababie	69,152,609	87.20%
HCM Investor Holdings, LLC and former HCM directors (Shawn Matthews and other directors)	8,812,500	11.11%

Beneficiary owner below 5%
Others	1,340,627	1.69%

Total shares December 31, 2024	79,305,736	100.00%